Cover Page	Aug. 12, 2021	Aug. 11, 2021
Cover [Abstract]
Entity Central Index Key		0001383312
Document Type	8-K
Document Period End Date		Aug. 11, 2021
Entity Registrant Name		BROADRIDGE FINANCIAL SOLUTIONS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-33220
Entity Tax Identification Number		33-1151291
Entity Address, Address Line One		5 Dakota Drive
Entity Address, City or Town		Lake Success
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		11042
City Area Code		516
Local Phone Number		472-5400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		BR
Security Exchange Name		NYSE
Amendment Flag		false